Segments - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Turnover	R 181,461	R 172,407	R 172,942
Earnings before interest and tax (EBIT)	17,747	31,705	24,239
Non-current assets	357,978	310,985	282,581
Operating Segments
Disclosure of operating segments [line items]
Turnover	203,677	193,975	194,336
Non-current assets	352,384	307,281	278,578
Deferred Tax Assets And Liabilities
Disclosure of operating segments [line items]
Non-current assets	4,096	3,082	3,389
Post-retirement benefit assets
Disclosure of operating segments [line items]
Non-current assets	1,498	622	614
South Africa
Disclosure of operating segments [line items]
Turnover	88,460	81,997	81,748
Earnings before interest and tax (EBIT)	8,585	20,444	24,748
South Africa | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	143,493	139,398	139,422
Rest of Africa
Disclosure of operating segments [line items]
Turnover	6,555	7,364	7,576
Earnings before interest and tax (EBIT)	635	954	3,595
Rest of Africa | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	18,443	17,856	12,136
Europe
Disclosure of operating segments [line items]
Turnover	43,722	38,060	39,933
Earnings before interest and tax (EBIT)	6,012	3,910	2,353
Europe | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	15,389	13,925	13,903
North America
Disclosure of operating segments [line items]
Turnover	23,104	23,163	23,403
Earnings before interest and tax (EBIT)	(2,316)	1,871	(9,375)
North America | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	165,742	125,983	100,247
South America
Disclosure of operating segments [line items]
Turnover	1,928	2,065	2,532
Earnings before interest and tax (EBIT)	279	260	748
South America | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	1	1	1
Asia, Australia and Middle East
Disclosure of operating segments [line items]
Turnover	17,692	19,758	17,750
Earnings before interest and tax (EBIT)	4,552	4,266	2,170
Asia, Australia and Middle East | Operating Segments
Disclosure of operating segments [line items]
Non-current assets	9,316	10,118	12,869
Mining
Disclosure of operating segments [line items]
Turnover	3,446	2,946	2,360
Earnings before interest and tax (EBIT)	5,244	3,725	4,739
Mining | Operating Segments
Disclosure of operating segments [line items]
Turnover	19,797	18,962	16,975
Non-current assets	25,197	23,489
Mining | South Africa
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	3,796	2,775	4,232
Mining | Europe
Disclosure of operating segments [line items]
Turnover	2,691	2,040	1,496
Earnings before interest and tax (EBIT)	1,131	658	321
Mining | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Turnover	755	906	864
Earnings before interest and tax (EBIT)	317	292	186
Exploration And Production International
Disclosure of operating segments [line items]
Turnover	1,610	1,750	1,706
Earnings before interest and tax (EBIT)	(3,683)	585	(11,714)
Exploration And Production International | Operating Segments
Disclosure of operating segments [line items]
Turnover	4,198	4,084	4,211
Non-current assets	14,217	18,142
Exploration And Production International | South Africa
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	1,008	1,307	860
Exploration And Production International | Rest of Africa
Disclosure of operating segments [line items]
Turnover	341	355	379
Earnings before interest and tax (EBIT)	(1,282)	707	506
Exploration And Production International | Europe
Disclosure of operating segments [line items]
Turnover	985	835	861
Earnings before interest and tax (EBIT)	194	(503)	(1,694)
Exploration And Production International | North America
Disclosure of operating segments [line items]
Turnover	284	560	466
Earnings before interest and tax (EBIT)	(3,595)	(728)	(10,922)
Exploration And Production International | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	(8)	(198)	(464)
Energy
Disclosure of operating segments [line items]
Turnover	69,110	64,254	63,818
Earnings before interest and tax (EBIT)	14,081	11,218	14,069
Energy | Operating Segments
Disclosure of operating segments [line items]
Turnover	69,773	64,772	64,341
Non-current assets	64,526	60,840
Energy | South Africa
Disclosure of operating segments [line items]
Turnover	65,827	60,814	60,312
Earnings before interest and tax (EBIT)	13,064	12,248	12,504
Energy | Rest of Africa
Disclosure of operating segments [line items]
Turnover	3,282	3,438	3,502
Earnings before interest and tax (EBIT)	926	(85)	2,588
Energy | Europe
Disclosure of operating segments [line items]
Turnover	1	2	3
Earnings before interest and tax (EBIT)		(47)	47
Energy | North America
Disclosure of operating segments [line items]
Turnover			1
Earnings before interest and tax (EBIT)	(1,010)	(1,756)	(753)
Energy | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	1,101	858	(317)
Base Chemicals
Disclosure of operating segments [line items]
Turnover	39,517	37,794	36,424
Earnings before interest and tax (EBIT)	588	6,862	5,606
Base Chemicals | Operating Segments
Disclosure of operating segments [line items]
Turnover	40,091	38,414	37,795
Non-current assets	119,584	102,700
Base Chemicals | South Africa
Disclosure of operating segments [line items]
Turnover	19,569	17,997	18,040
Earnings before interest and tax (EBIT)	(2,929)	2,723	3,626
Base Chemicals | Rest of Africa
Disclosure of operating segments [line items]
Turnover	2,076	2,716	2,429
Earnings before interest and tax (EBIT)	350	185	261
Base Chemicals | Europe
Disclosure of operating segments [line items]
Turnover	6,540	5,392	4,932
Earnings before interest and tax (EBIT)	722	642	505
Base Chemicals | North America
Disclosure of operating segments [line items]
Turnover	5,341	2,643	2,286
Earnings before interest and tax (EBIT)	531	1,966	94
Base Chemicals | South America
Disclosure of operating segments [line items]
Turnover	410	307	354
Earnings before interest and tax (EBIT)	61	39	40
Base Chemicals | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Turnover	5,581	8,739	8,383
Earnings before interest and tax (EBIT)	1,853	1,307	1,080
Performance Chemicals
Disclosure of operating segments [line items]
Turnover	67,738	65,147	68,526
Earnings before interest and tax (EBIT)	8,183	8,763	10,156
Performance Chemicals | Operating Segments
Disclosure of operating segments [line items]
Turnover	69,766	67,227	70,906
Non-current assets	122,187	97,003
Performance Chemicals | South Africa
Disclosure of operating segments [line items]
Turnover	3,064	3,186	3,396
Earnings before interest and tax (EBIT)	1,263	1,516	2,627
Performance Chemicals | Rest of Africa
Disclosure of operating segments [line items]
Turnover	856	821	1,179
Earnings before interest and tax (EBIT)	88	121	220
Performance Chemicals | Europe
Disclosure of operating segments [line items]
Turnover	33,505	29,791	32,641
Earnings before interest and tax (EBIT)	3,620	3,076	2,695
Performance Chemicals | North America
Disclosure of operating segments [line items]
Turnover	17,479	19,960	20,650
Earnings before interest and tax (EBIT)	1,708	2,304	2,224
Performance Chemicals | South America
Disclosure of operating segments [line items]
Turnover	1,518	1,758	2,178
Earnings before interest and tax (EBIT)	218	221	708
Performance Chemicals | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Turnover	11,316	9,631	8,482
Earnings before interest and tax (EBIT)	1,286	1,525	1,682
Group Functions
Disclosure of operating segments [line items]
Turnover	40	516	108
Earnings before interest and tax (EBIT)	(6,666)	552	1,383
Group Functions | Operating Segments
Disclosure of operating segments [line items]
Turnover	52	516	108
Non-current assets	6,673	5,107
Group Functions | South Africa
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	(7,617)	(125)	899
Group Functions | Rest of Africa
Disclosure of operating segments [line items]
Turnover		34	87
Earnings before interest and tax (EBIT)	553	26	20
Group Functions | Europe
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	345	84	479
Group Functions | North America
Disclosure of operating segments [line items]
Earnings before interest and tax (EBIT)	50	85	(18)
Group Functions | Asia, Australia and Middle East
Disclosure of operating segments [line items]
Turnover	40	482	21
Earnings before interest and tax (EBIT)	R 3	R 482	R 3